united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Dawn Dennis

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2682

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
AmericaFirst Tactical Alpha Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)

December 31, 2016

AmericaFirst Quantitative Funds
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290), Roseville, CA. The Funds’ distributor is Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the Fund’s prospectus dated October 31, 2016 were as follows:

AmericaFirst Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	2.88%
AmericaFirst Defensive Growth Fund Class A, after waiver and reimbursement	2.88%
AmericaFirst Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.63%
AmericaFirst Defensive Growth Fund Class U, after waiver and reimbursement	3.63%
AmericaFirst Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.62%
AmericaFirst Defensive Growth Fund Class I, after waiver and reimbursement	2.62%

AmericaFirst Income Fund Class A, gross of fee waivers or expense reimbursements	2.73%
AmericaFirst Income Fund Class A, after waiver and reimbursement	2.43%
AmericaFirst Income Fund Class U, gross of fee waivers or expense reimbursements	3.42%
AmericaFirst Income Fund Class U, after waiver and reimbursement	2.93%
AmericaFirst Income Fund Class I, gross of fee waivers or expense reimbursements	2.37%
AmericaFirst Income Fund Class I, after waiver and reimbursement	1.63%

AmericaFirst Tactical Alpha Fund Class A, gross of fee waivers or expense reimbursements	3.21%
AmericaFirst Tactical Alpha Fund Class A, after fee waiver and reimbursements	2.76%
AmericaFirst Tactical Alpha Fund Class U, gross of fee waivers or expense reimbursements	3.96%
AmericaFirst Tactical Alpha Fund Class U, after fee waiver and reimbursements	3.26%
AmericaFirst Tactical Alpha Fund Class I, gross of fee waivers or expense reimbursements	2.97%
AmericaFirst Tactical Alpha Fund Class I, after fee waiver and reimbursements	2.05%

AmericaFirst Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.98%
AmericaFirst Quantitative Strategies Fund Class A, after waiver and reimbursement	1.70%
AmericaFirst Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.74%
AmericaFirst Quantitative Strategies Fund Class C, after waiver and reimbursement	2.45%
AmericaFirst Quantitative Strategies Fund Class I, gross of fee waivers or expense reimbursements	1.92%
AmericaFirst Quantitative Strategies Fund Class I, after fee waiver and reimbursements	1.92%

AmericaFirst Seasonal Rotation Fund Class A, gross of fee waivers or expense reimbursements	3.01%
AmericaFirst Seasonal Rotation Fund Class A, after fee waiver and reimbursements	2.63%
AmericaFirst Seasonal Rotation Fund Class U, gross of fee waivers or expense reimbursements	3.77%
AmericaFirst Seasonal Rotation Fund Class U, after fee waiver and reimbursements	3.13%
AmericaFirst Seasonal Rotation Fund Class I, gross of fee waivers or expense reimbursements	2.68%
AmericaFirst Seasonal Rotation Fund Class I, after fee waiver and reimbursements	2.13%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; legal fees; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.94% for Class I shares of the AmericaFirst Defensive Growth Fund’s average daily net assets through October 31, 2017. Total Gross Operating Expenses during the six months ended October 31, 2016 were 2.92% for Class A, 3.67% for Class U, and 2.67% for Class I of the AmericaFirst Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Income Fund’s total annual operating expenses (excluding brokerage costs; legal fees; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares, and 1.40% for Class I shares of the AmericaFirst Income Fund’s average daily net assets through October 31, 2017. Total Gross Operating Expenses during the six months ended October 31, 2016 were 3.40% for Class A, 4.18% for Class U, and 3.16% for Class I of the AmericaFirst Income Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Tactical Alpha Fund’s total annual operating expenses (excluding brokerage costs; legal fees; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.74% for Class I shares of the AmericaFirst Tactical Alpha Fund’s average daily net assets through October 31, 2017. Total Gross Operating Expenses during the six months ended October 31, 2016 were 3.23% for Class A, 3.98% for Class U, and 2.98% for Class I of the AmericaFirst Tactical Alpha Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; legal fees; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares, 2.25% for Class C shares, and 1.95% for Class I shares of the AmericaFirst Quantitative Strategies Fund’s average daily net assets through October 31, 2017. Total Gross Operating Expenses during the six months ended October 31, 2016 were 2.49% for Class A, 3.26% for Class C, and 2.24% for Class I of the AmericaFirst Quantitative Strategies Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Seasonal Rotation Fund’s total annual operating expenses (excluding brokerage costs; legal fees; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.95% for Class I shares of the AmericaFirst Seasonal Rotation Fund’s average daily net assets through October 31, 2017. Total Gross Operating Expenses during the six months ended October 31, 2016 were 3.13% for Class A, 3.88% for Class U, and 2.88% for Class I of the AmericaFirst Seasonal Rotation Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 3) sections of this report for gross and net expense related disclosure during the six months ended October 31, 2016.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited)(Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/1/16) and held for the entire period through 12/31/16.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2016 through December 31, 2016

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/16	12/31/16	Period*

AmericaFirst Defensive Growth Fund Class A (-12.84%)	$ 1,000.00	$ 871.60	$ 13.77
AmericaFirst Defensive Growth Fund Class U (-13.24%)	1,000.00	867.60	17.23
AmericaFirst Defensive Growth Fund Class I (-12.82%)	1,000.00	871.80	12.50

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/16	12/31/16	Period*

AmericaFirst Defensive Growth Fund Class A	$ 1,000.00	$ 1,010.49	$ 14.80
AmericaFirst Defensive Growth Fund Class U	1,000.00	1,006.76	18.51
AmericaFirst Defensive Growth Fund Class I	1,000.00	1,011.85	13.44

*	Expenses are equal to the Fund’s annualized expense ratios of 2.92%, 3.66% and 2.65% for the AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited)(Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2016 through December 31, 2016

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/16	12/31/16	Period*

AmericaFirst Income Fund Class A (11.06%)	$ 1,000.00	$ 1,100.60	$ 16.12
AmericaFirst Income Fund Class U (10.64%)	1,000.00	1,106.40	18.85
AmericaFirst Income Fund Class I (11.37%)	1,000.00	1,113.70	11.88

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/16	12/31/16	Period*

AmericaFirst Income Fund Class A	$ 1,000.00	$ 1,009.93	$ 15.35
AmericaFirst Income Fund Class U	1,000.00	1,007.31	17.96
AmericaFirst Income Fund Class I	1,000.00	1,013.96	11.32

*	Expenses are equal to the Fund’s annualized expense ratios of 3.03%, 3.55% and 2.23% for the AmericaFirst Income Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2016 through December 31, 2016

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/16	12/31/16	Period*

AmericaFirst Tactical Alpha Fund Class A (2.70%)	$ 1,000.00	$ 1,027.00	$ 14.00
AmericaFirst Tactical Alpha Fund Class U (2.52%)	1,000.00	1,025.20	16.54
AmericaFirst Tactical Alpha Fund Class I (3.07%)	1,000.00	1,030.70	10.39

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/16	12/31/16	Period*

AmericaFirst Tactical Alpha Fund Class A	$ 1,000.00	$ 1,011.39	$ 13.89
AmericaFirst Tactical Alpha Fund Class U	1,000.00	1,008.87	16.41
AmericaFirst Tactical Alpha Fund Class I	1,000.00	1,014.97	10.31

*	Expenses are equal to the Fund’s annualized expense ratios of 2.74%, 3.24% and 2.03% for the AmericaFirst Tactical Alpha Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE
Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2016 through December 31, 2016

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/16	12/31/16	Period*

AmericaFirst Quantitative Strategies Fund Class A (3.26%)	$ 1,000.00	$ 1,032.60	$ 9.89
AmericaFirst Quantitative Strategies Fund Class C (3.01%)	1,000.00	1,030.10	13.82
AmericaFirst Quantitative Strategies Fund Class I (3.06%)	1,000.00	1,030.60	11.46

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/16	12/31/16	Period*

AmericaFirst Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,015.48	$ 9.80
AmericaFirst Quantitative Strategies Fund Class C	1,000.00	1,011.59	13.69
AmericaFirst Quantitative Strategies Fund Class I	1,000.00	1,013.91	11.37

*	Expenses are equal to the Fund’s annualized expense ratios of 1.93%, 2.70%, and 2.24% for the AmericaFirst Quantitative Strategies Fund Class A, Class C, and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2016 through December 31, 2016

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/16	12/31/16	Period*

AmericaFirst Seasonal Rotation Fund Class A (4.86%)	$ 1,000.00	$ 1,048.60	$ 13.43
AmericaFirst Seasonal Rotation Fund Class U (4.51%)	1,000.00	1,045.10	15.98
AmericaFirst Seasonal Rotation Fund Class I (5.05%)	1,000.00	1,050.50	10.85

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/16	12/31/16	Period*

AmericaFirst Seasonal Rotation Fund Class A	$ 1,000.00	$ 1,012.10	$ 13.19
AmericaFirst Seasonal Rotation Fund Class U	1,000.00	1,009.58	15.70
AmericaFirst Seasonal Rotation Fund Class I	1,000.00	1,014.62	10.66

*	Expenses are equal to the Fund’s annualized expense ratios of 2.60%, 3.10% and 2.10% for the AmericaFirst Seasonal Rotation Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363. Please read it carefully before you invest or send money.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 103.5%
	BIOTECHNOLOGY - 4.2%
12,605	Amgen, Inc.	$1,842,977

	ELECTRIC - 19.8%
22,313	Duke Energy Corp.	1,731,935
51,264	Exelon Corp.	1,819,359
24,007	SCANA Corp.	1,759,233
34,465	The Southern Co.	1,695,333
43,023	Xcel Energy, Inc.	1,751,036
		8,756,896
	FOOD - 16.2%
19,590	Sanderson Farms, Inc.	1,846,161
458	Seaboard Corp. 8	1,810,011
24,775	Tyson Foods, Inc.	1,528,122
41,119	United Natural Foods, Inc. *	1,962,199
		7,146,493
	GAS - 8.1%
23,664	Atmos Energy Corp.	1,754,686
28,684	ONE Gas, Inc.	1,834,629
		3,589,315
	HEALTHCARE-PRODUCTS - 16.6%
45,066	Abbott Laboratories	1,730,985
20,560	Align Technology, Inc. *	1,976,433
37,356	Baxter International, Inc.	1,656,365
53,453	Halyard Health, Inc. *	1,976,692
		7,340,475
	HEALTHCARE-SERVICES - 4.5%
12,299	UnitedHealth Group, Inc.	1,968,332
		1,968,332
	HOLDING COMPANIES-DIVERSIFIED - 4.3%
121,901	HRG Group, Inc. *	1,896,779

	PHARMACEUTICALS - 16.7%
35,386	Bristol-Myers Squibb Co.	2,067,958
26,077	Express Scripts Holding Co. *	1,793,837
15,222	Johnson & Johnson	1,753,727
30,071	Merck & Co., Inc.	1,770,280
		7,385,802
	PIPELINES - 4.0%
39,697	TransCanada Corp.	1,792,319

	SHIPBUILDING - 4.5%
10,806	Huntington Ingalls Industries, Inc.	1,990,357

	TRANSPORTATION - 4.6%
56,419	CSX Corp.	2,027,135

	TOTAL COMMON STOCK (Cost - $45,448,949)	45,736,880

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	EXCHANGE-TRADED FUND - 0.0%
	EQUITY FUND - 0.0%
1	SPDR S&P MidCap 400 ETF Trust
	TOTAL EXCHANGE-TRADED FUND (Cost - $303)	$302

	TOTAL INVESTMENTS - 103.5% (Cost - $45,449,252) (a)	$45,737,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(1,557,530)
	NET ASSETS - 100.0%	$44,179,652

ETF - Exchange-Traded Fund

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $45,580,956 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,152,813
Unrealized depreciation:	(996,587)
Net unrealized appreciation:	$156,226

The Fund’s holdings were divided among the following economic sectors (Unaudited):

	Value	Percentage
ELECTRIC	$8,756,896	19.2%
PHARMACEUTICALS	7,385,802	16.2%
HEALTHCARE-SERVICES	7,340,475	16.0%
FOOD	7,146,493	15.6%
GAS	3,589,315	7.9%
TRANSPORTATION	2,027,135	4.4%
SHIPBUILDING	1,990,357	4.3%
HEALTHCARE-PRODUCTS	1,968,332	4.3%
HOLDING COMPANIES-DIVERSIFIED	1,896,779	4.2%
BIOTECHNOLOGY	1,842,977	4.0%
PIPELINES	1,792,319	3.9%
EXCHANGE-TRADED FUND	302	0.0%
Total Portfolio Holdings	$45,737,182	100.0%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 62.1%
	AEROSPACE/DEFENSE 1.9%
682	Boeing Co.	$106,174
369	Lockheed Martin Corp.	92,228
762	United Technologies Corp.	83,531
		281,933
	AGRICULTURE - 2.3%
1,748	Altria Group, Inc.	118,200
1,341	Philip Morris International, Inc.	122,688
1,796	Reynolds American, Inc.	100,648
		341,536
	BANKS - 3.3%
1,139	Bank of Hawaii Corp.	101,018
2,036	Bank of Montreal	146,429
1,174	JP Morgan Chase	101,304
2,093	Royal Bank of Canada	141,717
		490,468
	BEVERAGES -0.6%
794	Pepsi Co.	83,076

	CHEMICALS - 2.7%
3,037	CF Industries Holdings, Inc.	95,605
2,003	Dow Chemical Co.	114,612
1,264	LyondellBasell Industries NV	108,426
727	Praxair, Inc.	85,197
		403,840
	COMMERCIAL SERVICES - 0.7%
5,074	Western Union Co.	110,207

	COMPUTERS - 3.9%
703	International Business Machines Corp.	116,691
8,703	Seagate Technology PLC	332,194
2,030	Western Digital Corp.	137,939
		586,824
	COSMETICS/PERSONAL CARE - 0.7%
1,179	Procter & Gamble Co.	99,130

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
2,570	Eaton Vance Corp.	107,632
3,119	Federated Investors, Inc.	88,205
7,721	NorthStar Asset Management Group, Inc.	115,197
8,696	Waddell & Reed Financial, Inc.	169,659
		480,693
	ELECTRIC - 0.8%
2,581	Public Service Enterprise Group, Inc.	113,254

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
2,180	Emerson Electric Co.	121,535

	ELECTRIONICS - 1.2%
3,704	Garmin Ltd.	179,607

	FOOD - 1.8%
4,105	Cal-Maine Foods, Inc.	181,338
1,388	General Mills, Inc.	85,737
		267,075

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	HOME FURNISHINGS - 0.6%
1,734	Leggett & Platt, Inc.	$84,758

	HOUSEWARES - 0.9%
2,487	Tupperware Brands Corp.	130,866

	INSURANCE - 4.5%
1,134	Aflac, Inc.	78,926
1,959	MetLife, Inc.	105,570
5,921	Old Republic International Corp.	112,499
2,167	Principal Financial Group, Inc.	125,383
1,246	Prudential Financial, Inc.	129,659
2,983	Sun Life Financial, Inc.	114,577
		666,614
	LODGING - 1.3%
3,701	Las Vegas Sands Corp.	197,670

	MACHINERY-DIVERSIFIED - 0.6%
696	Rockwell Automation, Inc.	93,542

	MINING - 0.7%
1,293	Compass Minerals International, Inc.	101,307

	MISCELLANEOUS MANUFACTURING - 1.1%
462	3M Co.	82,499
1,180	Dover Corp.	88,417
		170,916
	OFFICE/BUSINESS EQUIPMENT - 0.6%
5,580	Pitney Bowes, Inc.	84,760

	OIL & GAS - 4.3%
3,570	HollyFrontier Corp.	116,953
980	Phillips 66	84,682
1478	Valero Energy Corp.	100,977
8,866	Western Refining, Inc.	335,578
		638,190
	PACKAGING & CONTAINERS - 0.8%
1,462	Packaging Corp. of America	124,007

	PHARMACEUTICALS - 2.7%
1,752	AbbVie, Inc.	109,710
745	Johnson & Johnson	85,831
1,773	Merck & Co., Inc.	104,377
3,056	Pfizer, Inc.	99,259
		399,177
	PIPELINES - 2.8%
1,449	EQT Midstream Partners LP	111,109
4,575	MPLX LP	158,387
1,888	Magellan Midstream Partners LP	142,790
		412,286
	REITS - 0.6%
1,240	Taubman Centers, Inc.	91,673

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	RETAIL - 8.7%
5,908	American Eagle Outfitters, Inc.	$89,624
2,709	Best Buy Co.	115,593
1,705	Brinker International, Inc.	84,449
3,063	Coach, Inc.	107,266
665	Cracker Barrel Old Country Store, Inc.	111,042
4,515	DSW, Inc.	102,265
5,015	GameStop Corp.	126,679
3,541	Macy’s, Inc.	126,803
1,163	MSC Industrial Direct Co., Inc.	107,450
28,498	Pier 1 Imports, Inc.	243,373
1,290	Wal-Mart Stores, Inc.	89,165
		1,303,709
	SEMICONDUCTORS - 4.1%
1,400	Analog Devices, Inc.	101,668
2,526	Intel Corp.	91,618
1,686	Linear Technology Corp.	105,122
2,007	Qualcomm Corp.	130,856
1,282	Texas Instruments, Inc.	93,547
1,573	Xilinx, Inc.	94,962
		617,773
	SOFTWARE - 1.3%
3,086	CA, Inc.	98,042
1,666	Paychex, Inc.	101,426
		199,468
	TELECOMMUNICATIONS - 0.6%
3,036	Cisco Systems, Inc.	91,748

	TRANSPORTATION - 2.0%
3,059	CSX Corp.	109,910
960	Union Pacific Corp.	99,533
845	UPS, Inc.	96,871
		306,314

	TOTAL COMMON STOCK (Cost - $8,216,512)	9,273,956

Principal
	BONDS & NOTES - 34.6%
	AGRICULTURE - 2%
$350,000	Alliance One Internationsl, Inc., 9.875%, 07/15/2021	301,438

	BANKS - 2.5%
400,000	Deutsche Bank AG, 7.500%, 12/29/2049	367,312

	COMMERCIAL SERVICES - 2.5%
400,000	Rent-A-Center, Inc., 6.625%, 11/15/20	368,000

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
315,000	Navient Corp., 5.500%, 1/15/19	327,600

	ELECTRIC - 4.5%
400,000	GenOn Energy, Inc., 9.875%, 10/15/20	274,000
400,000	NRG Energy, Inc., 6.625%, 3/15/23	403,000
		677,000
	ENTERTAINMENT - 2.1%
300,000	AMC Entertainment, Inc., 5.750%, 6/15/25	308,250

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Value
	HEALTHCARE-SERVICES - 3.9%
$300,000	Select Medical Corp., 6.375%, 6/1/2021	$301,500
300,000	Tenet Healthcare Corp., 8.125%, 4/1/22	284,550
		586,050
	HOLDING COMPANIES-DIVERSIFIED - 2.1%
300,000	Leucadia National Corp., 5.500%, 10/18/23	318,103

	OIL & GAS - 2.8%
410,000	Chesapeake Energy Corp., 6.625%, 8/15/20	416,150

	RETAIL - 2.0%
300,000	QVC, Inc, 4.375%, 3/15/23	298,152

	TELECOMMUNICATIONS - 8.0%
300,000	Frontier Communications Corp., 11.000%, 9/15/25	310,875
400,000	Intelsat Luxembourg SA, 7.750%, 6/1/21	133,000
370,000	Sprint Corp., 7.250%, 9/15/21	394,050
340,000	Windstream Services LLC, 7.750%, 10/15/20	351,220
		1,189,145

	TOTAL BONDS & NOTES (Cost - $4,704,358)	5,157,200

Shares
	EXCHANGE-TRADED FUND - 0.0%
1	SPDR S&P MidCap 400 ETF Trust	302
	TOTAL EXCHANGE-TRADED FUND (Cost - $303)

	TOTAL INVESTMENTS - 96.7% (Cost - $12,921,173) (a)	$14,431,458
	OTHER ASSETS LESS LIABILITIES - 3.3%	496,639
	NET ASSETS - 100.0%	$14,928,097

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $12,919,348 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,691,714
Unrealized depreciation:	(179,604)
Net unrealized appreciation:	$1,512,110

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):

	Value	Percentage
RETAIL	$ 1,601,861	11.1%
TELECOMMUNICATIONS	1,280,893	8.9%
OIL & GAS	1,054,340	7.3%
BANKS	857,780	5.9%
DIVERSIFIED FINANCIAL SERVICES	808,293	5.6%
ELECTRIC	790,254	5.5%
INSURANCE	666,614	4.6%
AGRICULTURE	642,974	4.5%
SEMICONDUCTORS	617,773	4.3%
COMPUTERS	586,824	4.1%
HEALTHCARE-SERVICES	586,050	4.0%
COMMERCIAL SERVICES	478,207	3.3%
PIPELINES	412,286	2.8%
CHEMICALS	403,840	2.8%
PHARMACEUTICALS	399,177	2.8%
HOLDING COMPANIES-DIVERSIFIED	318,103	2.2%
ENTERTAINMENT	308,250	2.1%
TRANSPORTATION	306,314	2.1%
AEROSPACE/DEFENSE	281,933	1.9%
FOOD	267,075	1.9%
SOFTWARE	199,468	1.4%
LODGING	197,670	1.4%
ELECTRIONICS	179,607	1.2%
MISCELLANEOUS MANUFACTURING	170,916	1.2%
HOUSEWARES	130,866	0.9%
PACKAGING & CONTAINERS	124,007	0.9%
ELECTRICAL COMPONENTS & EQUIPMENT	121,535	0.8%
MINING	101,307	0.7%
COSMETICS/PERSONAL CARE	99,130	0.7%
MACHINERY-DIVERSIFIED	93,542	0.7%
REITS	91,673	0.6%
OFFICE/BUSINESS EQUIPMENT	84,760	0.6%
HOME FURNISHINGS	84,758	0.6%
BEVERAGES	83,076	0.6%
EXCHANGE-TRADED FUND	302	0.0%
Total Portfolio Holdings	$ 14,431,458	100.0%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 69.6%
	AUTO PARTS & EQUIPMENTS - 2.3%
17,623	Meritor, Inc.*	$218,878

	COMMERCIAL SERVICES - 3.6%
4,384	Advisory Board Co.*	145,768
7,341	Quad/Graphics, Inc.	197,326
		343,094
	COMPUTERS - 2.5%
6,705	NetApp, Inc.	236,485

	DIVERSIFIED FINANCIAL SERVICES - 8.6%
3,628	Discover Financial Services	261,543
5,194	Federal Agricultural Mortgage Corp.	297,460
5,082	Nelnet, Inc.	257,912
		816,915
	ELECTRIC - 1.6%
8,045	Korea Electric Power Corp. - ADR*	148,672

	ELECTRONICS - 3.0%
7,698	Sanmina Corp.*	282,132

	ENGINEERING & CONSTRUCTION - 4.7%
3,838	Aegion Corp.	270,771
1,713	SBA Communications Corp.*	176,884
		447,655
	HOME BUILDERS -2.7%
19,483	Beazer Homes USA, Inc.*	259,124

	INSURANCE - 5.1%
3,869	Primerica, Inc.	267,541
1,791	Travelers Cos, Inc.	219,254
		486,795
	INTERNET - 2.6%
1,702	F5 Networks, Inc.*	246,313

	MACHINERY-DIVERSIFIED - 2.3%
5,975	Chart Industries, Inc.*	215,220

	MEDIA - 2.5%
21,927	Gray Television, Inc.*	237,908

	OIL & GAS - 7.9%
26,141	Atwood Oceanics, Inc.	343,231
2,656	China Petroleum and Chemicals - ADR	188,629
2,936	PetroChina Co. Ltd. - ADR	216,383
		748,243
	SOFTWARE - 2.0%
5,929	CA, Inc.	188,364

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	TELECOMMUNICATIONS - 15.6%
4,731	AT&T, Inc.	$201,209
7,133	DigitalGlobe, Inc.*	204,360
12,221	KT Corp. - ADR*	172,194
4,143	Level 3 Communications, Inc.*	233,500
4,178	NeuStar, Inc.*	139,545
18,746	ORBCOMM, Inc.*	155,029
8,679	SK Telecom Co., Ltd. - ADR	181,391
3,696	Verizon Communications, Inc.	197,293
		1,484,521
	TRANSPORTATION - 2.6%
9,851	Echo Global Logistics, Inc.*	246,768

	TOTAL COMMON STOCK (Cost - $6,071,898)	6,607,087

	EXCHANGE-TRADED FUNDS - 28.0%
49,660	PowerShares DB Base Metals Fund*	740,927
31,953	PowerShares Emerging Markets Sovereign Debt Portfolio	902,992
27,724	SPDR Bloomberg Barclays High Yield Bond ETF	1,010,540
1	SPDR S&P MidCap 400 ETF Trust	302
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,693,539)	2,654,761

	TOTAL INVESTMENTS - 100.4% (Cost - $8,765,437) (a)	$9,261,848
	OTHER ASSETS LESS LIABILITIES - 2.4%	225,548
	NET ASSETS - 100.0%	$9,487,396

ADR - American Depositary Receipt.

ETF- Exchange-Traded Fund

LP - Limited Partnership.

*	Non-income producing security.

(a)	Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $8,786,802 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$780,531
Unrealized depreciation:	(305,485)
Net unrealized appreciation:	$475,046

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):

	Value	Percentage
EXCHANGE-TRADED FUNDS	2,654,761	28.7%
TELECOMMUNICATIONS	1,484,521	16.0%
DIVERSIFIED FINANCIAL SERVICES	816,915	8.8%
OIL & GAS	748,243	8.1%
INSURANCE	486,795	5.3%
ENGINEERING & CONSTRUCTION	447,655	4.8%
COMMERCIAL SERVICES	343,094	3.7%
ELECTRONICS	282,132	3.0%
HOME BUILDERS	259,124	2.8%
TRANSPORTATION	246,768	2.7%
INTERNET	246,313	2.7%
MEDIA	237,908	2.6%
COMPUTERS	236,485	2.5%
AUTO PARTS & EQUIPMENTS	218,878	2.4%
MACHINERY-DIVERSIFIED	215,220	2.3%
SOFTWARE	188,364	2.0%
ELECTRIC	148,672	1.6%
Total Portfolio Holdings	$9,261,848	100.0%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 70.0%
	AGRICULTURE - 4.0%
5,856	Archer-Daniels-Midland Co.	$267,326
3,124	Bunge Ltd.	225,678
3,830	Universal Corp. VA	244,162
		737,166
	AIRLINES - 0.6%
80,929	American Airlines Group, Inc. *	109,254

	AUTO PARTS & EQUIPMENT - 1.5%
21,808	Meritor, Inc. *	270,855

	BEVERAGES - 1.2%
19,293	Cott Corp. *	218,590

	BIOTECHNOLOGY - 2.1%
1,400	Bio-Rad Laboratories, Inc. *	255,192
60,901	PDL BioPharma, Inc.	129,110
		384,302
	COMMERCIAL SERVICES - 2.3%
5,451	Advisory Board Co. *	181,246
9,110	Quad/Graphics, Inc.	244,877
		426,123
	COMPUTERS - 1.6%
8,308	NetApp, Inc.	293,023

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
4,484	Discover Financial Services	323,251
6,388	Federal Agricultural Mortgage Corp.	365,841
6,282	Nelnet, Inc.	318,812
		1,007,904
	ELECTRIC - 1.0%
10,010	Korea Electric Power Corp. - ADR *	184,985

	ELECTRONICS - 1.9%
9,537	Sanmina Corp. *	349,531

	ENGINEERING & CONSTRUCTION - 3.0%
4,775	Argan, Inc.	336,876
2,133	SBA Communications Corp. *	220,254
		557,130
	FOOD - 5.7%
5,433	Fresh Del Monte Produce, Inc.	329,403
1,719	JM Smucker Co.	220,135
2,926	Kraft Heinz Co.	255,498
3,954	Tyson Foods, Inc.	243,883
		1,048,919
	HEALTHCARE-PRODUCTS - 9.6%
2,537	Analogic Corp.	210,444
17,295	AngioDynamics, Inc. *	291,767
4,833	CONMED Corp.	213,474
19,376	CryoLife, Inc.	371,050
6,477	Haemonetics Corp. *	260,375
2,769	Medtronic PLC	197,236
2,045	Zimmer Biomet Holdings, Inc.	211,044
		1,755,390
	HOME BUILDERS - 1.8%
24,248	Beazer Homes USA, Inc. *	322,498

	INSURANCE - 3.3%
4,769	Primerica, Inc.	329,776
2,211	Travelers Cos., Inc.	270,671
		600,447
	INTERNET - 1.7%
2,102	F5 Networks, Inc. *	304,201

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value

	MACHINERY-DIVERSIFIED - 1.4%
7,399	Chart Industries, Inc. *	$266,512

	MEDIA - 1.6%
27,335	Gray Television, Inc. *	296,585

	OIL & GAS - 5.0%
32,279	Atwood Oceanics, Inc.	423,823
3,286	China Petroleum & Chemical Corp. - ADR	233,372
3,621	PetroChina Co., Ltd. - ADR	266,868
		924,063
	PHARMACEUTICALS - 2.2%
669	Allergan PLC *	140,497
2,808	Mallinckrodt PLC *	139,894
1,452	Perrigo Co. PLC	120,850
		401,241
	SOFTWARE - 1.3%
7,353	Gray Television, Inc. *	233,605

	TELECOMMUNICATIONS- 10.0%
5,896	AT&T, Inc.	250,757
8,855	DigitalGlobe, Inc. *	253,696
15,157	KT Corp. * - ADR	213,562
5,157	Level 3 Communications, Inc. *	290,648
5,199	NeuStar, Inc. *	173,647
23,390	ORBCOMM, Inc. *	193,435
10,779	SK Telecom Co., Ltd. - ADR	225,281
4,607	Verizon Communications, Inc.	245,922
		1,846,948
	TRANSPORTATION- 1.7%
12,238	Echo Global Logistics, Inc. *	306,562

	TOTAL COMMON STOCK (Cost - $12,728,410)	12,845,834

	EXCHANGE-TRADED FUNDS - 27.6%
2,704	iShares 10-20 Year Treasury Bond ETF	359,443
66,473	PowerShares DB Base Metals Fund *	991,777
39,634	PowerShares Emerging Markets Sovereign Debt Portfolio	1,120,057
34,318	SPDR Bloomberg Barclays High Yield Bond ETF	1,250,891
2,500	SPDR Gold Shares *	274,025
1	SPDR S&P MidCap 400 ETF Trust	302
33,500	United States Oil Fund LP *	392,620
38,267	WisdomTree Emerging Currency Strategy Fund *	669,290
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $5,126,554)	5,058,405

	TOTAL INVESTMENTS - 97.6% (Cost - $17,854,964) (a)	$17,904,239
	OTHER ASSETS LESS LIABILITIES - 2.4%	434,135
	NET ASSETS - 100.0%	$18,338,374

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

ETF - Exchange-Traded Fund.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $18,647,099 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,358,063
Unrealized depreciation:	(2,100,923)
Net unrealized depreciation:	$(742,860)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):

	Value	Percentage
EXCHANGE-TRADED FUNDS	$5,058,405	28.3%
TELECOMMUNICATIONS	1,846,948	10.3%
HEALTHCARE-PRODUCTS	1,755,390	9.8%
FOOD	1,048,919	5.9%
DIVERSIFIED FINANCIAL SERVICES	1,007,904	5.6%
OIL & GAS	924,063	5.2%
AGRICULTURE	737,166	4.1%
INSURANCE	600,447	3.4%
ENGINEERING & CONSTRUCTION	557,130	3.1%
COMMERCIAL SERVICES	426,123	2.4%
PHARMACEUTICALS	401,241	2.2%
BIOTECHNOLOGY	384,302	2.2%
ELECTRONICS	349,531	1.9%
HOME BUILDERS	322,498	1.8%
TRANSPORTATION	306,562	1.7%
INTERNET	304,201	1.7%
MEDIA	296,585	1.7%
COMPUTERS	293,023	1.6%
AUTO PARTS & EQUIPMENT	270,855	1.5%
MACHINERY-DIVERSIFIED	266,512	1.5%
SOFTWARE	233,605	1.3%
BEVERAGES	218,590	1.2%
ELECTRIC	184,985	1.0%
AIRLINES	109,254	0.6%
Total Portfolio Holdings	$17,904,239	100.0%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 16.8%
2,050	Boeing Co.	$319,144
3,927	Orbital ATK, Inc.	344,516
5,798	Spirit AeroSystems Holdings, Inc.	338,313
12,321	Triumph Group, Inc.	326,507
		1,328,480
	APPAREL - 3.1%
5,750	Michael Kors Holdings Ltd.*	247,135

	BUILDING MATERIALS - 8.8%
7,166	Apogee Enterprises, Inc.	383,811
5,986	Owens Corning	308,638
		692,449
	CHEMICALS - 11.5%
4,004	Celanese Corp.	315,275
4,061	Eastman Chemical Co.	305,428
2,815	Terra Nitrogen Co., LP	289,129
		909,832
	ENGINEERING & CONSTRUCTION - 3.7%
9,119	Chicago Bridge & Iron Co. NV	289,528

	ENTERTAINTMENT - 3.9%
3,593	Marriott Vacations Worldwide Corp.	304,866

	HEALTHCARE-SERVICES - 7.4%
3,815	HCA Holdings, Inc.*	282,386
7,273	HealthSouth Corp.	299,938
		582,324
	HOME BUILDERS - 12.1%
9,035	CalAtlantic Group, Inc.	307,280
20,117	KB Home	318,050
12,931	MDC Holdings, Inc.	331,803
		957,133
	MACHINERY-DIVERSIFIED - 3.9%
2,284	Cummins, Inc.	312,154

	METAL FABRICATE/HARDWARE - 3.7%
6,213	Worthington Industries, Inc.	294,745

	MISCELLANEOUS MANUFACTURING - 8.3%
4,339	Ingersoll-Rand PLC	325,599
5,567	Trinseo SA	330,123
		655,722
	PHARMACEUTICALS - 3.8%
4,332	Express Scripts Holding Co.*	297,998

	RETAIL - 3.6%
8,136	Coach, Inc.	284,923

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value

	SEMICONDUCTORS - 7.7%
8,374	Intel Corp.	$303,725
3,888	KLA-Tencor Corp.	305,908
		609,633

	TOTAL COMMON STOCK (Cost - $7,206,243)	7,766,922

	EXCHANGE-TRADED FUND - 0.0%
1	SPDR S&P MidCap 400 ETF Trust
	TOTAL EXCHANGE-TRADED FUND (Cost - $303)	302

	TOTAL INVESTMENTS - 98.3% (Cost - $7,206,546) (a)	$7,767,224
	OTHER ASSETS LESS LIABILITIES - 1.7%	133,429
	NET ASSETS - 100.0%	$7,900,653

*	Non-income producing security.

ETF - Exchange-Traded Fund.

LP - Limited Partnership.

PLC - Public Limited Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,206,546 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$630,605
Unrealized depreciation:	(69,927)
Net unrealized appreciation	$560,678

The Fund’s holdings were divided among the following economic sectors (Unaudited):

	Value	Percentage
AEROSPACE/DEFENSE	$1,328,480	17.1%
HOME BUILDERS	957,133	12.3%
CHEMICALS	909,832	11.7%
BUILDING MATERIALS	692,449	8.9%
MISCELLANEOUS MANUFACTURING	655,722	8.5%
SEMICONDUCTORS	609,633	7.9%
HEALTHCARE-SERVICES	582,324	7.5%
MACHINERY-DIVERSIFIED	312,154	4.0%
ENTERTAINTMENT	304,866	3.9%
PHARMACEUTICALS	297,998	3.8%
METAL FABRICATE/HARDWARE	294,745	3.8%
ENGINEERING & CONSTRUCTION	289,528	3.7%
RETAIL	284,923	3.7%
APPAREL	247,135	3.2%
EXCHANGE-TRADED FUND	302	0.0%
Total Portfolio Holdings	$7,767,224	100.0%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Assets and Liabilities (Unaudited)
December 31, 2016

	Defensive Growth		Tactical Alpha	Quantitative	Seasonal Rotation
	Fund	Income Fund (1)	Fund (2)	Strategies Fund	Fund (3)
ASSETS:
Investments in securities, at value:	$45,737,182	$14,431,458	$9,261,848	$17,904,239	$7,767,224
Cash	—	307,485	183,629	914	44,408
Foreign Currency, at value	—	—	—	574,642	—
Deposit at broker for securities sold short	—	—	8	1,538	23,702
Receivables:
Capital shares sold	40,825	500	—	12,707	4,400
Securities sold	2,506,235	—	—	—	85,124
Dividends	91,402	34,366	30,135	37,175	11,231
Interest	18	116,381	63	33	18
Due from manager	—	—	—	1,867	—
Prepaid expenses	109,127	58,777	56,199	49,138	47,355
Total assets	48,484,789	14,948,967	9,531,882	18,582,253	7,983,462

LIABILITIES:
Foreign currency, at value	9,908	344	—	—	—
Payables:
Distribution and/or service (12b-1) fees	6,668	2,166	—	13,079	2,378
Due to manager	22,041	4,701	3,850	—	3,254
Securities purchased	303	303	303	303	303
Due to custodian	3,984,594	—	—	—	—
Capital shares redeemed	234,924	108	32,110	194,818	63,125
Dividends on securities sold short	—	974	—	—	96
Payable to related parties	26,065	5,437	7,531	65	8,495
Commissions Payable	—	—	—	12,487	—
Other liabilities and accrued expenses	20,634	6,837	692	23,127	5,158
Total liabilities	4,305,137	20,870	44,486	243,879	82,809

NET ASSETS	$44,179,652	$14,928,097	$9,487,396	$18,338,374	$7,900,653

Investments in securities, at cost	$45,449,252	$12,921,173	$8,765,437	$17,854,964	$7,206,546

NET ASSETS CONSIST OF:
Paid-in capital	$55,710,040	$24,238,135	$14,744,115	$27,652,306	$8,718,044
Undistributed/accumulated net investment loss	(564,083)	(258,227)	(102,667)	(75,930)	(18,652)
Accumulated net realized loss	(11,253,654)	(10,561,752)	(5,650,463)	(9,260,826)	(1,359,333)
Net unrealized appreciation on investments and foreign currency	287,349	1,509,941	496,411	22,824	560,594
NET ASSETS	$44,179,652	$14,928,097	$9,487,396	$18,338,374	$7,900,653

(1)	Formerly known as AmericaFirst Income Trends Fund.

(2)	Formerly known as AmericaFirst Absolute Return Fund.

(3)	Formerly known as AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Assets and Liabilities (Continued) (Unaudited)
December 31, 2016

	Defensive Growth		Tactical Alpha	Quantitative	Seasonal Rotation
	Fund	Income Fund (4)	Fund (5)	Strategies Fund	Fund (6)
Net Asset Value Per Share
Class A Shares
Net Assets	$17,945,350	$7,731,132	$5,163,138	$9,216,439	$2,223,015
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,824,670	1,072,903	423,675	1,712,147	210,363
Net Asset Value per share	$9.83	$7.21	$12.19	$5.38	$10.57
Maximum offering price per share (maximum sales load of 5%, 4%, 5%, 4% and 5%, respectively)	$10.35	$7.51	$12.83	$5.60	$11.13
Minimum redemption price per share (1)	$9.73	$7.14	$12.07	$5.33	$10.46

Class I Shares
Net Assets	$17,864,971	$2,425,495	$332,299	$36,988	$3,671,972
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,729,228	331,790	26,065	6,976	345,991
Net Asset Value and offering price per share	$10.33	$7.31	$12.75	$5.30	$10.61
Minimum redemption price per share (3)	$10.23	$7.24	$12.62	$5.25	$10.50

Class U Shares
Net Assets	$8,369,331	$4,771,470	$3,991,959	$—	$2,005,666
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	880,820	661,192	338,166	—	192,236
Net Asset Value per share	$9.50	$7.22	$11.80	$—	$10.43
Maximum offering price per share (maximum sales load of 2.50%, 2.00%, 2.50%, 0% and 2.50%, respectively)	$9.74	$7.36	$12.10	$—	$10.70
Minimum redemption price per share (1)	$9.41	$7.14	$11.68	$—	$10.33

Class C Shares
Net Assets	$—	$—	$—	$9,084,947	$—
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	—	—	—	1,667,596	—
Net Asset Value per share	$—	$—	$—	$5.45	$—
Maximum offering price per share (maximum sales load of 0%, 0%, 0% 1%, and 0% respectively)	$—	$—	$—	$5.51	$—
Minimum redemption price per share (2)(3)	$—	$—	$—	$5.40	$—

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)	Formerly known as AmericaFirst Income Trends Fund.

(5)	Formerly known as AmericaFirst Absolute Return Fund.

(6)	Formerly known as AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2016

			Tactical	Quantitative	Seasonal
	Defensive	Income Fund	Alpha Fund	Strategies	Rotation
	Growth Fund	(1)	(2)	Fund	Fund (3)

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $(4,384), $(531), $(3,836), $(5,339), and $(96), respectively)	$508,844	$203,809	$119,766	$188,919	$32,414
Interest income	—	225,072	296	273	61,591
Total investment income	508,844	428,881	120,062	189,192	94,005

EXPENSES:
Management fees	540,074	96,563	70,644	115,351	59,574
Distribution and/or service (12b-1) fees - Class A	31,227	9,784	6,992	13,995	3,068
Distribution and/or service (12b-1) fees - Class C	—	—	—	59,191	—
Distribution and/or service (12b-1) fees - Class U	67,222	24,995	20,222	—	11,168
Administrator and related party fees	55,753	14,115	8,723	19,824	7,596
Interest expense	46,608	3,832	5,584	20,427	—
Dividend expenses	149,288	48,852	1,604	12,737	—
Legal fees	5,683	4,011	3,343	7,019	3,343
Registration fees	24,743	22,754	22,699	21,310	15,191
Printing fees	19,891	10,246	3,107	8,817	2,617
Custody fees	15,179	4,545	5,901	4,696	4,551
Compliance officer compensation	8,557	8,080	8,080	8,094	8,080
Trustees’ fees	7,031	1,608	1,315	3,652	655
Audit and tax fees	6,806	6,806	6,806	6,806	6,806
Insurance fees	4,013	1,560	804	4,054	1,274
Miscellaneous	30,960	10,763	3,210	10,983	4,866

Total expenses	1,013,035	268,514	169,034	316,956	128,789
Less: fees waived	(4,992)	(42,514)	(30,406)	(64,104)	(29,356)

Net expenses	1,008,043	226,000	138,628	252,852	99,433

Net investment income (loss)	(499,199)	202,881	(18,566)	(63,660)	(5,428)

Legal fees incurred outside expense limitation agreement	46,220	10,457	7,172	16,882	6,225
Net investment income (loss) (after fees outside expense limitation)	(545,419)	192,424	(25,738)	(80,542)	(11,653)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	(3,985,989)	369,359	430,778	906,851	(11,346)
Securities sold short	(6,382,540)	(324,535)	(233,841)	(581,867)	—
Change in net unrealized appreciation (depreciation) on:
Investments and translation of assets and liabilities in foreign currencies	(2,965,899)	1,144,740	(47,782)	146,438	410,117
Securities sold short	4,078,125	211,006	74,638	406,995	—

Net realized and unrealized gain (loss) on investments	(9,256,303)	1,400,570	223,793	878,417	398,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,801,722)	$1,592,994	$198,055	$797,875	$387,118

(1)	Formerly known as AmericaFirst Income Trends Fund.

(2)	Formerly known as AmericaFirst Absolute Return Fund.

(3)	Formerly known as AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets

	Defensive Growth Fund		Income Fund (1)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(545,419)	$(528,515)	$192,424	$761,599
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	(10,368,529)	(16,327)	44,824	(4,132,469)
Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and securities sold short	1,112,226	(3,458,054)	1,355,746	704,437
Net increase (decrease) in net assets resulting from operations	(9,801,722)	(4,002,896)	1,592,994	(2,666,433)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(18,256)	(190,089)	—	—
Net realized gain - Class I	(20,089)	(266,302)	—	—
Net realized gain - Class U	(9,604)	(103,292)	—	—
Net investment income - Class A	—	—	(243,244)	(260,596)
Net investment income - Class I	—	—	(83,887)	(142,326)
Net investment income - Class U	—	—	(136,628)	(215,684)
Return of capital - Class A	—	—	—	(332,895)
Return of capital - Class I	—	—	—	(181,811)
Return of capital - Class U	—	—	—	(275,523)
Total distributions to shareholders	(47,949)	(559,683)	(463,759)	(1,408,835)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	1,893,150	18,840,714	1,134,728	2,442,296
Reinvestment of distributions	16,241	155,248	166,347	370,156
Cost of shares redeemed	(11,814,906)	(7,178,549)	(1,940,522)	(4,823,457)
Redemption fees	2,850	4,952	3	193
Total Class A Transactions	(9,902,665)	11,822,365	(639,444)	(2,010,812)

Class I
Proceeds from shares sold	1,870,458	28,383,866	73,317	213,258
Reinvestment of distributions	16,273	232,928	54,231	237,194
Cost of shares redeemed	(23,648,386)	(16,128,857)	(683,667)	(3,212,248)
Redemption fees	3,861	7,111	1	83
Total Class I Transactions	(21,757,794)	12,495,048	(556,118)	(2,761,713)

Class U
Proceeds from shares sold	510,457	8,948,077	460,839	370,331
Reinvestment of distributions	8,348	99,180	96,459	336,603
Cost of shares redeemed	(7,502,336)	(4,519,777)	(1,829,495)	(4,016,751)
Redemption fees	1,546	2,769	1	134
Total Class U Transactions	(6,981,985)	4,530,249	(1,272,196)	(3,309,683)

Net increase (decrease) from capital share transactions	(38,642,444)	28,847,662	(2,467,758)	(8,082,208)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,492,115)	24,285,083	(1,338,523)	(12,157,476)

NET ASSETS:
Beginning of period	92,671,767	68,386,684	16,266,620	28,424,096
End of period**	$44,179,652	$92,671,767	$14,928,097	$16,266,620

** Includes undistributed/accumulated net investment income (loss) of:	$(564,083)	$(18,664)	$(258,227)	$13,108

(1)	Formerly known as AmericaFirst Income Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Defensive Growth Fund		Income Fund (1)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
SHARE ACTIVITY:	(Unaudited)		(Unaudited)
Class A
Shares sold	180,255	1,626,603	162,107	339,898
Reinvested distributions	1,632	13,595	23,778	50,553
Shares redeemed	(1,123,587)	(628,544)	(279,596)	(638,189)
Net increase (decrease)	(941,700)	1,011,654	(93,711)	(247,738)

Class I
Shares sold	164,430	2,360,141	10,472	28,593
Reinvested distributions	1,557	19,541	7,653	31,615
Shares redeemed	(2,160,659)	(1,359,949)	(96,503)	(429,023)
Net increase (decrease)	(1,994,672)	1,019,733	(78,378)	(368,815)

Class U
Shares sold	47,590	798,808	64,037	48,582
Reinvested distributions	868	8,927	13,776	45,615
Shares redeemed	(740,166)	(406,190)	(261,427)	(542,557)
Net increase (decrease)	(691,708)	401,545	(183,614)	(448,360)

(1)	Formerly known as AmericaFirst Income Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Tactical Alpha Fund (1)		Quantitative Strategies Fund		Seasonal Rotation Fund (2)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(25,738)	$(244,512)	$(80,542)	$317,541	$(11,653)	$(11,461)
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	196,937	(733,277)	324,984	(7,424,565)	(11,346)	(1,118,453)

Change in net unrealized appreciation on investments, translation of assets and liabilities in foreign currencies and securities sold short	26,856	1,040,067	553,433	2,040,079	410,117	504,413
Net increase (decrease) in net assets resulting from operations	198,055	62,278	797,875	(5,066,945)	387,118	(625,501)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - Class A	—	—	(286,738)	(326,660)	—	(7,244)
Net investment income - Class I	—	—	(1,324)	(2,166)	—	(71,198)
Net investment income - Class U	—	—	—	—	—	(2,556)
Net investment income - Class C	—	—	(106,616)	(90,002)	—	—
Total distributions to shareholders	—	—	(394,678)	(418,828)	—	(80,998)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	41,791	660,454	195,831	999,141	25,424	683,291
Reinvestment of distributions	—	—	268,033	304,926	—	6,605
Cost of shares redeemed	(1,020,007)	(1,872,943)	(3,611,734)	(14,854,949)	(673,010)	(1,790,256)
Redemption fees	29	383	25	748	—	534
Total Class A Transactions	(978,187)	(1,212,106)	(3,147,845)	(13,550,134)	(647,586)	(1,099,826)

Class I
Proceeds from shares sold	39,170	36,637	4,481	77,348	201,398	1,076,094
Reinvestment of distributions	—	—	1,323	1,112	—	32,699
Cost of shares redeemed	(23,701)	(386,446)	(9,874)	(74,873)	(448,547)	(6,513,042)
Redemption fees	2	—	—	—	—	755
Total Class I Transactions	15,471	(349,809)	(4,070)	3,587	(247,149)	(5,403,494)

Class U
Proceeds from shares sold	110,656	77,724	—	—	82,771	615,401
Reinvestment of distributions	—	—	—	—	—	2,303
Cost of shares redeemed	(472,901)	(1,819,598)	—	—	(675,755)	(1,247,451)
Redemption fees	21	—	—	—	—	—
Total Class U Transactions	(362,224)	(1,741,874)	—	—	(592,984)	(629,747)

Class C
Proceeds from shares sold	—	—	32,979	336,328	—	—
Reinvestment of distributions	—	—	97,688	84,813	—	—
Cost of shares redeemed	—	—	(6,597,531)	(14,246,529)	—	—
Redemption fees	—	—	25	28	—	—
Total Class C Transactions	—	—	(6,466,839)	(13,825,360)	—	—

Net decrease from capital share transactions	(1,324,940)	(3,303,789)	(9,618,754)	(27,371,907)	(1,487,719)	(7,133,067)

TOTAL DECREASE IN NET ASSETS	(1,126,885)	(3,241,511)	(9,215,557)	(32,857,680)	(1,100,601)	(7,839,566)

NET ASSETS:
Beginning of period	10,614,281	13,855,792	27,553,931	60,411,611	9,001,254	16,840,820
End of period *	$9,487,396	$10,614,281	$18,338,374	$27,553,931	$7,900,653	$9,001,254

* Includes undistributed/accumulated net investment income (loss) of:	$(102,667)	$(76,929)	$(75,930)	$399,314	$(18,652)	$(6,999)

(1)	Formerly known as AmericaFirst Absolute Return Fund.

(2)	Formerly known as AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Tactical Alpha Fund (1)		Quantitative Strategies Fund		Seasonal Rotation Fund (2)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
SHARE ACTIVITY:	(Unaudited)		(Unaudited)		(Unaudited)
Class A
Shares sold	3,722	58,301	36,011	175,793	2,463	69,154
Reinvested distributions	—	—	49,453	55,448	—	661
Shares redeemed	(89,386)	(162,955)	(661,064)	(2,690,668)	(65,694)	(187,162)
Net increase (decrease)	(85,664)	(104,654)	(575,600)	(2,459,427)	(63,231)	(117,347)

Class I
Shares sold	3,104	3,085	833	14,061	19,835	110,724
Reinvested distributions	—	—	248	203	—	3,438
Shares redeemed	(1,897)	(32,541)	(1,813)	(13,957)	(43,765)	(704,787)
Net increase (decrease)	1,207	(29,456)	(732)	307	(23,930)	(590,625)

Class U
Shares sold	9,486	6,996	—	—	7,849	63,310
Reinvested distributions	—	—	—	—	—	232
Shares redeemed	(41,143)	(163,131)	—	—	(66,651)	(132,188)
Net decrease	(31,657)	(156,135)	—	—	(58,802)	(68,646)

Class C
Shares sold	—	—	5,309	59,886	—	—
Reinvested distributions	—	—	17,794	15,466	—	—
Shares redeemed	—	—	(1,199,566)	(2,622,390)	—	—
Net decrease	—	—	(1,176,463)	(2,547,038)	—	—

(1)	Formerly known as AmericaFirst Absolute Return Fund.

(2)	Formerly known as AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.30		$11.99		$12.53	$11.58	$10.70	$9.99

Investment operations:
Net investment loss (1)	(0.07)		(0.10)		(0.12)	(0.14)	(0.06)	(0.16)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	(1.38)		(0.50)		0.97	1.96	1.72	0.92
Total from investment operations	(1.46)		(0.61)		0.85	1.82	1.66	0.76

Distributions from:
Net investment income	—		—		—	—	(0.07)	—
Net realized gain	(0.01)		(0.08)		(1.39)	(0.87)	(0.71)	(0.05)
Total distributions	(0.01)		(0.08)		(1.39)	(0.87)	(0.78)	(0.05)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$9.83		$11.30		$11.99	$12.53	$11.58	$10.70

Total return (a)	(12.84	)% (3)	(5.12	)% (3)	7.23%	16.22%	16.35%	7.64%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,945		$31,273		$21,040	$13,826	$10,754	$5,818
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.92	% (e)(2)	3.11	% (2)	3.18%	3.59%	3.38%	4.06%
After fees waived and expenses absorbed (d)	2.92	% (e)(2)	3.07	% (2)	3.13%	3.33%	2.92%	3.43%
Ratio of net investment loss to average net assets: (b)
Before fees waived and expenses absorbed (d)	(1.50	)% (e)(2)	(1.00	)% (2)	(1.04)%	(1.41)%	(1.02)%	(2.20)%
After fees waived and expenses absorbed (d)	(1.50	)% (e)(2)	(0.96	)% (2)	(0.99)%	(1.15)%	(0.57)%	(1.57)%
Portfolio turnover rate	171.25	% (f)	118.13%		254.20%	586.64%	330.29%	492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.13% for the six months ended December 31, 2016, 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.42% for the six months ended December 31, 2016, 0.27% for the year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013, and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.13% for the six months ended December 31, 2016 and 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (12,71)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.86		$12.45		$12.82	$11.71	$10.77	$9.98

Investment operations:
Net investment income (loss) (1)	(0.06)		—	(c)	0.02	—	(0.06)	(0.12)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.45)		(0.50)		1.00	1.98	1.79	0.93
Total from investment operations	(1.52)		(0.51)		1.02	1.98	1.73	0.81

Distributions from:
Net investment income	—		—		—	—	(0.09)	—
Net realized gain	(0.01)		(0.08)		(1.39)	(0.87)	(0.71)	(0.05)
Total distributions	(0.01)		(0.08)		(1.39)	(0.87)	(0.80)	(0.05)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	0.01	0.03

Net asset value, end of period	$10.33		$11.86		$12.45	$12.82	$11.71	$10.77

Total return (a)	(12.82	)% (3)	(4.12	)% (3)	8.45%	17.46%	16.97%	8.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,865		$44,161		$33,660	$14,160	$8,406	$2,681
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.67	% (e)(2)	2.62	% (2)	2.67%	3.09%	2.83%	3.36%
After fees waived and expenses absorbed (d)	2.65	% (e)(2)	2.13	% (2)	2.07%	2.01%	2.41%	2.76%
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(1.26	)% (e)(2)	(0.56	)% (2)	(0.47)%	(0.87)%	(0.93)%	(1.74)%
After fees waived and expenses absorbed (d)	(1.24	)% (e)(2)	(0.07	)% (2)	0.13%	0.00%	(0.50)%	(1.14)%
Portfolio turnover rate	171.25	% (f)	118.13%		254.20%	586.64%	330.29%	492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.13% for the six months ended December 31, 2016, 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.42% for the six months ended December 31, 2016, 0.27% for year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.13% for the six months ended December 31, 2016 and 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (12.69)% and (4.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.96		$11.69		$12.31	$11.44	$10.62	$9.98

Investment operations:
Net investment loss (1)	(0.10)		(0.16)		(0.18)	(0.19)	(0.09)	(0.12)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	(1.34)		(0.48)		0.95	1.93	1.68	0.93
Total from investment operations	(1.45)		(0.65)		0.77	1.74	1.59	0.81

Distributions from:
Net investment income	—		—		—	—	(0.06)	—
Net realized gain	(0.01)		(0.08)		(1.39)	(0.87)	(0.71)	(0.05)
Total distributions	(0.01)		(0.08)		(1.39)	(0.87)	(0.77)	(0.05)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	0.03

Net asset value, end of period	$9.50		$10.96		$11.69	$12.31	$11.44	$10.77

Total return (a)	(13.24	)% (3)	(5.59	)% (3)	6.68%	15.70%	15.74%	8.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,369		$17,238		$13,687	$9,052	$6,146	$2,681
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.67	% (e)(2)	3.63	% (2)	3.67%	4.09%	3.90%	3.36%
After fees waived and expenses absorbed (d)	3.66	% (e)(2)	3.57	% (2)	3.62%	3.83%	3.43%	2.76%
Ratio of net investment loss to average net assets: (b)
Before fees waived and expenses absorbed (d)	(2.28	)% (e)(2)	(1.56	)% (2)	(1.56)%	(1.89)%	(1.32)%	(1.74)%
After fees waived and expenses absorbed (d)	(2.26	)% (e)(2)	(1.51	)% (2)	(1.51)%	(1.63)%	(0.86)%	(1.14)%
Portfolio turnover rate	171.25	% (f)	118.13%		254.20%	586.64%	330.29%	492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.13% for the six months ended December 31, 2016, 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.42% for the six months ended December 31, 2016, 0.27% for the year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.13% for the six months ended December 31, 2016 and 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (13.11)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$6.70		$8.14		$9.25	$9.21	$9.05	$10.09

Investment operations:
Net investment income (1)	0.09		0.27		0.25	0.36	0.60	0.52
Net legal fees incurred outside expense limitation agreement	(—	) (c)	(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	0.64		(1.19)		(0.75)	0.34	0.23	(1.00)
Total from investment operations	0.73		(0.93)		(0.50)	0.70	0.83	(0.48)

Distributions from:
Net investment income	(0.22)		(0.22)		(0.18)	(0.25)	(0.56)	(0.55)
Net realized gain	—		—		—	—	—	(0.01)
Return of capital	—		(0.29)		(0.43)	(0.41)	(0.11)	—
Total distributions	(0.22)		(0.51)		(0.61)	(0.66)	(0.67)	(0.56)

Paid in Capital from Affiliate Payment	—		—		—	—	—	—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$7.21		$6.70		$8.14	$9.25	$9.21	$9.05

Total return (a)	11.06	% (3)	(11.80	)% (3)	(5.54)%	7.83%	9.44%	(4.51)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,731		$7,821		$11,517	$15,309	$10,325	$5,539
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.40	% (e)(2)	3.27	% (2)	2.43%	2.44%	2.52%	2.43%
After fees waived and expenses absorbed (d)	3.03	% (e)(2)	2.63	% (2)	2.21%	2.20%	2.21%	2.25%
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.16	% (e)(2)	2.92	% (2)	2.60%	3.71%	6.23%	5.64%
After fees waived and expenses absorbed (d)	2.53	% (e)(2)	3.56	% (2)	2.82%	3.94%	6.54%	5.82%
Portfolio turnover rate	11.10	% (f)	349.38%		226.22%	336.01%	315.48%	411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.05% for the six months ended December 31, 2016, 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.63% for the six months ended December 31, 2016 and 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 11.20% and (11.73)%, respectively.

*	Formerly known as the AmericaFirst Income Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$6.78		$8.19		$9.27	$9.21	$9.05	$10.09

Investment operations:
Net investment income (1)	0.12		0.35		0.31	0.43	0.65	0.52
Net legal fees incurred outside expense limitation agreement	(—	) (c)	(—	) (c)	—	—	—	—
Net realized and unrealized gain (loss) on investments	0.64		(1.22)		(0.73)	0.34	0.23	(0.96)
Total from investment operations	0.76		(0.87)		(0.42)	0.77	0.88	(0.44)

Distributions from:
Net investment income	(0.23)		(0.19)		(0.21)	(0.26)	(0.60)	(0.59)
Net realized gain	—		—		—	—	—	(0.01)
Return of capital	—		(0.35)		(0.45)	(0.45)	(0.12)	—
Total distributions	(0.23)		(0.54)		(0.66)	(0.71)	(0.72)	(0.60)

Paid in Capital from Affiliate Payment	—		—		—	—	—	—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$7.31		$6.78		$8.19	$9.27	$9.21	$9.05

Total return (a)	11.37	% (3)	(10.91	)% (3)	(4.72)%	8.58%	9.96%	(4.01)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,425		$2,781		$6,380	$15,033	$8,900	$4,749
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.16	% (e)(2)	2.68	% (2)	1.93%	1.95%	2.02%	1.93%
After fees waived and expenses absorbed (d)	2.23	% (e)(2)	1.64	% (2)	1.40%	1.49%	1.71%	1.73%
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.40	% (e)(2)	3.51	% (2)	3.04%	4.27%	6.76%	5.53%
After fees waived and expenses absorbed (d)	3.33	% (e)(2)	4.56	% (2)	3.57%	4.73%	7.07%	5.73%
Portfolio turnover rate	11.10	% (f)	349.38%		226.22%	336.01%	315.48%	411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.05% for the six months ended December 31, 2016, 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.63% for the six months ended December 31, 2016 and 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I. (See Note 3)

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 11.51% and (10.84)%, respectively.

*	Formerly known as the AmericaFirst Income Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$6.71		$8.14		$9.25	$9.21	$9.04	$10.07

Investment operations:
Net investment income (1)	0.07		0.24		0.20	0.31	0.55	0.46
Net legal fees incurred outside expense limitation agreement	(—	) (c)	(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	0.64		(1.19)		(0.74)	0.34	0.24	(0.99)
Total from investment operations	0.71		(0.96)		(0.54)	0.65	0.79	(0.53)

Distributions from:
Net investment income	(0.20)		(0.18)		(0.17)	(0.23)	(0.52)	(0.49)
Net realized gain	—		—		—	—	—	(0.01)
Return of capital	—		(0.29)		(0.40)	(0.38)	(0.10)	—
Total distributions	(0.20)		(0.47)		(0.57)	(0.61)	(0.62)	(0.50)

Paid in Capital from Affiliate Payment	—		—		—	—	—	—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$7.22		$6.71		$8.14	$9.25	$9.21	$9.04

Total return (a)	10.64	% (3)	(12.14	)% (3)	(6.01)%	7.30%	8.98%	(4.99)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,771		$5,665		$10,526	$14,354	$10,825	$10,349
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	4.18	% (e)(2)	3.73	% (2)	2.93%	2.94%	3.02%	2.93%
After fees waived and expenses absorbed (d)	3.55	% (e)(2)	3.09	% (2)	2.71%	2.70%	2.71%	2.75%
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (d)	1.36	% (e)(2)	2.48	% (2)	2.10%	3.21%	5.71%	4.88%
After fees waived and expenses absorbed (d)	1.99	% (e)(2)	3.13	% (2)	2.32%	3.44%	6.01%	5.06%
Portfolio turnover rate	11.10	% (f)	349.38%		226.22%	336.01%	315.48%	411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.05% for the six months ended December 31, 2016, 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.63% for the six months ended December 31, 2016 and 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 10.78% and (12.07)%, respectively.

*	Formerly known as the AmericaFirst Income Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.87		$11.71		$12.01	$9.29	$9.31	$10.80

Investment operations:
Net investment income (loss) (1)	(0.01	) (c)	(0.20)		(0.01)	(0.04)	0.03	(0.11)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	0.34		0.37		(0.29)	2.76	(0.01)	(0.76)
Total from investment operations	0.32		0.16		(0.30)	2.72	0.02	(0.87)

Distributions from:
Net realized gain	—		—		—	—	—	(0.62)
Return of capital	—		—		—	—	(0.04)	—
Total distributions	—		—		—	—	(0.04)	(0.62)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$12.19		$11.87		$11.71	$12.01	$9.29	$9.31

Total return (a)	2.70	% (3)	1.37	% (3)	(2.50)%	29.28%	0.21%	(8.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,163		$6,045		$7,191	$8,672	$8,823	$22,113
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.23	% (e)(2)	4.68	% (2)	3.44%	3.04%	3.00%	3.41%
After fees waived and expenses absorbed (d)	2.74	% (e)(2)	3.62	% (2)	2.71%	2.45%	2.74%	3.41%
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(0.85	)% (e)(2)	(2.93	)% (2)	(0.84)%	(0.96)%	0.01%	(1.15)%
After fees waived and expenses absorbed (d)	(0.35	)% (e)(2)	(1.87	)% (2)	(0.11)%	(0.37)%	0.28%	(1.15)%
Portfolio turnover rate	179.54	% (f)	333.49%		529.08%	374.70%	601.59%	680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.11% for the six months ended December 31, 2016, 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.03% for the six months ended December 31, 2016, 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 2.84% and 1.44%, respectively.

*	Formerly known as the AmericaFirst Absolute Return Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.37		$12.03		$12.22	$9.39	$9.40	$10.85

Investment operations:
Net investment income (loss) (1)	0.04		(0.07)		0.10	0.05	0.06	(0.07)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	0.35		0.42		(0.29)	2.78	0.01	(0.76)
Total from investment operations	0.38		0.34		(0.19)	2.83	0.07	(0.83)

Distributions from:
Net realized gain	—		—		—	—	—	(0.62)
Return of capital	—		—		—	—	(0.08)	—
Total distributions	—		—		—	—	(0.08)	(0.62)

Paid in Capital from Redemption Fees	—	(c)	—		— (c)	— (c)	—	—

Net asset value, end of period	$12.75		$12.37		$12.03	$12.22	$9.39	$9.40

Total return (a)	3.07	% (3)	2.83	% (3)	(1.55)%	30.14%	0.72%	(7.68)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$332		$308		$653	$1,121	$688	$4,890
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.98	% (e)(2)	4.21	% (2)	2.91%	2.55%	2.53%	2.86%
After fees waived and expenses absorbed (d)	2.03	% (e)(2)	2.28	% (2)	1.75%	1.81%	2.24%	2.86%
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(0.53	)% (e)(2)	(2.55	)% (2)	(0.33)%	(0.27)%	0.45%	(0.72)%
After fees waived and expenses absorbed (d)	0.42	% (e)(2)	(0.63	)% (2)	0.83%	0.47%	0.65%	(0.72)%
Portfolio turnover rate	179.54	% (f)	333.49%		529.08%	374.70%	601.59%	680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds. (c) Less than $0.01 per share.

(d)	The ratios include 0.11% for the six months ended December 31, 2016, 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013 and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.03% for the six months ended December 31, 2016, 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.21% and 2.90%, respectively.

*	Formerly known as the AmericaFirst Absolute Return Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.52		$11.43		$11.78	$9.15	$9.19	$10.72

Investment operations:
Net investment loss (1)	(0.02)		(0.26)		(0.07)	(0.09)	(0.02)	(0.16)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—	—	—
Net realized and unrealized gain (loss) on investments	0.31		0.36		(0.28)	2.72	(0.02)	(0.75)
Total from investment operations	0.28		0.09		(0.35)	2.63	(0.04)	(0.91)

Distributions from:
Net realized gain	—		—		—	—	—	(0.62)
Total distributions	—		—		—	—	—	(0.62)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	- (c)	- (c)	—	—

Net asset value, end of period	$11.80		$11.52		$11.43	$11.78	$9.15	$9.19

Total return (a)	2.52	% (3)	0.79	% (3)	(2.97)%	28.74%	(0.38)%	(8.54)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,992		$4,262		$6,012	$7,966	$8,759	$21,385
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.98	% (e)(2)	5.20	% (2)	3.94%	3.54%	3.52%	3.90%
After fees waived and expenses absorbed (d)	3.24	% (e)(2)	4.15	% (2)	3.20%	2.95%	3.25%	3.90%
Ratio of net investment loss to average net assets: (b)
Before fees waived and expenses absorbed (d)	(1.57	)% (e)(2)	(3.47	)% (2)	(1.34)%	(1.47)%	(0.48)%	(1.68)%
After fees waived and expenses absorbed (d)	(0.82	)% (e)(2)	(2.42	)% (2)	(0.61)%	(0.88)%	(0.21)%	(1.68)%
Portfolio turnover rate	179.54	% (f)	333.49%		529.08%	374.70%	601.59%	680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.11% for the six months ended December 31, 2016, 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.03% for the six months ended December 31, 2016, 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.14% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 2.66% and 0.86%, respectively.

*	Formerly known as the AmericaFirst Absolute Return Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$5.37		$5.98		$6.97	$6.29	$5.77	$6.67

Investment operations:
Net investment income (1)	(—	) (c)	0.07		0.11	0.14	0.19	0.17
Net legal fees incurred outside expense limitation agreement	(—	) (c)	(—	) (c)	—	—	—	—
Net realized and unrealized gain (loss) on investments	0.18		(0.58)		(0.53)	1.10	0.52	(0.13)
Total from investment operations	0.18		(0.51)		(0.42)	1.24	0.71	0.04

Distributions from:
Net investment income	(0.17)		(0.10)		(0.11)	(0.11)	(0.19)	(0.18)
Net realized gain	—		—		(0.46)	(0.45)	—	(0.77)
Total distributions	(0.17)		(0.10)		(0.57)	(0.56)	(0.19)	(0.95)

Paid in Capital from Affiliate Payment	—		—		—	—	—	0.01

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$5.38		$5.37		$5.98	$6.97	$6.29	$5.77

Total return (a)	3.26	% (3)	(8.64	)% (3)	(6.29)%	20.34%	12.43%	2.16%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,216		$12,288		$28,403	$40,419	$23,521	$17,566
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.49	% (e)(2)	2.29	% (2)	1.66%	1.76%	1.73%	1.74%
After fees waived and expenses absorbed (d)	1.93	% (e)(2)	1.93	% (2)	1.51%	1.50%	1.50%	1.52%
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (d)	(0.85	)% (e)(2)	0.77	% (2)	1.59%	1.88%	2.86%	2.69%
After fees waived and expenses absorbed (d)	(0.30	)% (e)(2)	1.13	% (2)	1.74%	2.14%	3.09%	2.91%
Portfolio turnover rate	147.82	% (f)	418.06%		349.12%	306.73%	228.87%	346.05%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.18% for the six months ended December 31, 2016, 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013 and 0.02% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.11% for the six months ended December 31, 2016 and 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short.

(f)	Annualized.

(g)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.41% and (8.57)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class C
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$5.35		$5.93		$6.93	$6.26	$5.74	$6.64

Investment operations:
Net investment income (1)	(0.03)		0.03		0.06	0.09	0.15	0.14
Net legal fees incurred outside expense limitation agreement	(—	) (c)	(—	) (c)	—	—	—	—
Net realized and unrealized gain (loss) on investments	0.19		(0.59)		(0.53)	1.11	0.52	(0.14)
Total from investment operations	0.16		(0.56)		(0.47)	1.20	0.67	0.00

Distributions from:
Net investment income	(0.06)		(0.02)		(0.07)	(0.08)	(0.15)	(0.13)
Net realized gain	—		—		(0.46)	(0.45)	—	(0.77)
Total distributions	(0.06)		(0.02)		(0.53)	(0.53)	(0.15)	(0.90)

Paid in Capital from Redemption Fees	—	(c)	—	(c)	— (c)	— (c)	—	—

Net asset value, end of period	$5.45		$5.35		$5.93	$6.93	$6.26	$5.74

Total return (a)	3.01	% (3)	(9.43	)% (3)	(6.99)%	19.62%	11.68%	1.32%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,085		$15,225		$31,964	$37,773	$25,848	$25,030
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.26	% (e)(2)	3.05	% (2)	2.41%	2.50%	2.48%	2.49%
After fees waived and expenses absorbed (d)	2.70	% (e)(2)	2.69	% (2)	2.26%	2.25%	2.25%	2.27%
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (d)	(1.64	)% (e)(2)	0.07	% (2)	0.84%	1.09%	2.16%	2.08%
After fees waived and expenses absorbed (d)	(1.08	)% (e)(2)	0.43	% (2)	0.99%	1.34%	2.39%	2.30%
Portfolio turnover rate	147.82	% (f)	418.06%		349.12%	306.73%	228.87%	346.05%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.18% for the six months ended December 31, 2016, 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013 and 0.02% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.11% for the six months ended December 31, 2016 and 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.16% and (9.36)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Period
	Ended		Ended		Ended
	December 31, 2016		June 30, 2016		June 30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$5.33		$5.97		$6.19

Investment operations:
Net investment income (2)	(0.01)		0.08		0.03
Net legal fees incurred outside expense limitation agreement	(—	) (f)	(0.01)		—
Net realized and unrealized gain (loss) on investments	0.17		(0.59)		(0.18)
Total from investment operations	0.16		(0.52)		(0.15)

Distributions from:
Net investment income	(0.19)		(0.12)		(0.07)
Total distributions	(0.19)		(0.12)		(0.07)

Paid in Capital from Redemption Fees	—	(f)	—		—

Net asset value, end of period	$5.30		$5.33		$5.97

Total return (a)	3.06	% (4)	(8.68	)% (4)	(2.37)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$37		$41		$44
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (c)	2.24	% (d)(3)	2.23	% (3)	1.37	% (d)
After fees waived and expenses absorbed (c)	2.24	% (d)(3)	2.09	% (3)	1.37	% (d)
Ratio of net investment income to average net assets: (b)
Before fees waived and expenses absorbed (c)	(0.54	)% (d)(3)	1.20	% (3)	1.08	% (d)
After fees waived and expenses absorbed (c)	(0.54	)% (d)(3)	1.34	% (3)	1.08	% (d)
Portfolio turnover rate	147.82	% (e)	418.06%		349.12	% (e)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	The ratios include 0.18% for the six months ended December 31, 2016, 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, attributed to interest expense. The ratios include 0.11% for the six months ended December 31, 2016 and 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short. For the period December 31, 2014 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.01 per share.

(1)	The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.21% and (8.61)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year		For the Year	For the Period
	Ended		Ended		Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$10.08		$10.06		$10.37	$10.00

Investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		0.05	(0.02)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—
Net realized and unrealized gain (loss) on investments	0.51		0.07	(g)	(0.29)	0.39
Total from investment operations	0.49		0.04		(0.24)	0.37

Distributions from:
Net investment income	—		(0.02)		(0.07)	—
Total distributions	—		(0.02)		(0.07)	—

Paid in Capital from Redemption Fees	—		—	(c)	— (c)	—	(c)

Net asset value, end of period	$10.57		$10.08		$10.06	$10.37

Total return (a)	4.86	% (4)	0.42	% (4)	(2.36)%	3.70%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,223		$2,759		$3,934	$10,060
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.13	% (e)(3)	3.57	% (3)	2.74%	2.74	% (e)
After fees waived and expenses absorbed (d)	2.60	% (e)(3)	2.60	% (3)	2.45%	2.45	% (e)
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(0.89	)% (e)(3)	(1.32	)% (3)	0.19%	(0.51	)% (e)
After fees waived and expenses absorbed (d)	(0.37	)% (e)(3)	(0.34	)% (3)	0.48%	(0.22	)% (e)
Portfolio turnover rate	95.66	% (f)	445.44%		429.87%	317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.

(e)	Annualized.

(f)	Not annualized.

(g)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations

(1)	The AmericaFirst Seasonal Rotation Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.01% and 0.50% respectively.

*	Formerly known as the AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Year	For the Period
	Ended		Ended		Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	10.10		10.11		$10.41	$10.00

Investment operations:
Net investment income (2)	0.01		0.04		0.13	0.02	(g)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—
Net realized and unrealized gain (loss) on investments	0.51		0.06	(h)	(0.33)	0.39
Total from investment operations	0.51		0.09		(0.20)	0.41

Distributions from:
Net investment income	—		(0.10)		(0.10)	—
Total distributions	—		(0.10)		(0.10)	—

Paid in Capital from Redemption Fees	—		—	(c)	— (c)	—	(c)

Net asset value, end of period	10.61		10.10		10.11	$10.41

Total return (a)	5.05	% (4)	0.93	% (4)	(1.93)%	4.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,672		$3,737		$9,712	$17,563
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	2.88	% (e)(3)	3.01	% (3)	2.22%	2.04	% (e)
After fees waived and expenses absorbed (d)	2.10	% (e)(3)	2.10	% (3)	1.95%	1.95	% (e)
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(0.64	)% (e)(3)	(0.52	)% (3)	1.02%	0.17	% (e)
After fees waived and expenses absorbed (d)	0.13	% (e)(3)	0.39	% (3)	1.29%	0.26	% (e)
Portfolio turnover rate	95.66	% (f)	445.44%		429.87%	317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.

(e)	Annualized.

(f)	Not annualized.

(g)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(h)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations

(1)	The AmericaFirst Seasonal Rotation Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.20% and 1.01% respectively.

*	Formerly known as the AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year		For the Year	For the Period
	Ended		Ended		Ended	Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$9.98		$10.00		$10.34	$10.00

Investment operations:
Net investment gain (loss) (2)	(0.04)		(0.07)		0.01	(0.06)
Net legal fees incurred outside expense limitation agreement	(0.01)		(0.01)		—	—
Net realized and unrealized gain (loss) on investments	0.50		0.07	(g)	(0.30)	0.40
Total from investment operations	0.45		(0.01)		(0.29)	0.34

Distributions from:
Net investment income	—		(0.01)		(0.05)	—
Total distributions	—		(0.01)		(0.05)	—

Paid in Capital from Redemption Fees	—		—	(c)	— (c)	—	(c)

Net asset value, end of period	$10.43		$9.98		$10.00	$10.34

Total return (a)	4.51	% (4)	(0.11	)% (4)	(2.84)%	3.40	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,006		$2,506		$3,196	$4,093
Ratio of expenses to average net assets: (b)
Before fees waived and expenses absorbed (d)	3.88	% (e)(3)	4.10	% (3)	3.23%	3.15	% (e)
After fees waived and expenses absorbed (d)	3.10	% (e)(3)	3.10	% (3)	2.95%	2.95	% (e)
Ratio of net investment income (loss) to average net assets: (b)
Before fees waived and expenses absorbed (d)	(1.64	)% (e)(3)	(1.86	)% (3)	(0.18)%	(1.01	)% (e)
After fees waived and expenses absorbed (d)	(0.86	)% (e)(3)	(0.86	)% (3)	0.10%	(0.81	)% (e)
Portfolio turnover rate	95.66	% (f)	445.44%		429.87%	317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.

(e)	Annualized.

(f)	Not annualized.

(g)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations

(1)	The AmericaFirst Seasonal Rotation Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios include 0.15% for the six months ended December 31, 2016 and 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).

(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.66% and (0.03)%, respectively.

*	Formerly known as the AmericaFirst Seasonal Trends Fund.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. These financial statements include the following five series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. Prior to November 3, 2008, the Fund was named the AmericaFirst Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

The Defensive Growth Fund, Income Fund, Tactical Alpha Fund and Seasonal Rotation Fund each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$45,736,880	$45,736,880	$—	$—
Exchange-Traded Fund	302	302	—	—
Total	$45,737,182	$45,737,182	$—	$—

Income Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$9,273,956	$9,273,956	$—	$—
Bonds & Notes (2)	5,157,200	—	5,157,200	—
Exchange-Traded Fund	302	302	—	—
Total	$14,431,458	$9,274,258	$5,157,200	$—

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,607,087	$6,607,087	$—	$—
Exchange-Traded Funds	2,654,761	2,654,761	—	—
Total	$9,261,848	$9,261,848	$—	$—

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$12,845,834	$12,845,834	$—	$—
Exchange-Traded Funds	5,058,405	5,058,405	—	—
Total	$17,904,239	$17,904,239	$—	$—

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Seasonal Rotation Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,766,922	$7,766,922	$—	$—
Exchange-Traded Fund	302	302	—	—
Total	$7,767,224	$7,767,224	$—	$—

(1)	As of and during the six month ended December 31, 2016, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 2 and Level 3) were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks and bonds & notes by investment industry please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the six months ended December 31, 2016. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2014-2016) or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$122,035,124	$159,050,533
Income Fund	1,690,538	4,923,353
Tactical Alpha Fund	17,463,411	19,045,815
Quantitative Strategies Fund	32,882,563	43,574,274
Seasonal Rotation Fund	8,175,988	3,303,779

The Seasonal Rotation Fund purchased and sold $1,252,329 and $6,463,237, respectively, of government securities during the period.

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly management fee at the annual rate of 1.50%, 1.25%, 1.25%, 1.00% and 1.25% of the average daily net assets of the Defensive Growth Fund, Income Fund, Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Rotation Fund, respectively. Prior to October 31, 2016, the Tactical Alpha Fund and the Seasonal Rotation Fund paid an annual management fee of 1.50% of the average daily net assets of each Fund. For the six months ended December 31, 2016, the Defensive Growth Fund, Income Fund, Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Rotation Fund incurred $540,074, $96,563, $70,644, $115,351 and $59,574 of management fees, before waiver and reimbursements described below.

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at 2.45% for Class A, 1.94% for Class I, and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2017; at 2.20% for Class A, 1.40% for Class I, and 2.70% for Class U of the Income Fund’s average daily net assets through October 31, 2017; at 2.45% for Class A, 1.74% for Class I, and 2.95% for the Class U of the Tactical Alpha Fund’s average daily net assets through October 31, 2017; at 1.50% for Class A, 2.25% for Class C, and 1.95% for Class I of the Quantitative Strategies Fund’s average daily net assets through October 31, 2017; at 2.45% for Class A, 1.95% for Class I, and 2.95% for the Class U of the Seasonal Rotation Fund’s average daily net assets through October 31, 2017. Prior to October 31, 2016, legal fees were included in the foregoing expense limits.

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six months ended December 31, 2016, the Manager waived management fees of $4,992 for the Defensive Growth Fund. The Manager may recapture $147,212, $168,314, and $218,979 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2016, the Manager waived management fees of $42,514 for the Income Fund. The Manager may recapture $114,214, $105,800, and $153,552 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2016, the Manager waived management fees of $30,406 for the Tactical Alpha Fund. The Manager may recapture $107,501, $122,737, and $129,521 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2016, the Manager waived management fees of $64,104 for the Quantitative Strategies Fund. The Manager may recapture $149,121, $112,655, $153,271 no later than June 30, 2017, June 30, 2018 and June 30, 2019, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2016, the Manager waived management fees of $29,356 for the Seasonal Rotation Fund. The Manager may recapture $25,579, $73,744, and $115,708 no later than June 30, 2017, June 30, 2018, and June 30, 2019, respectively, subject to the terms of the Expense Limitation Agreement.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% for Class C and Class U per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2016, $98,449, $34,779, $27,214, $73,186, and $14,236 were incurred under the Plan for the Defensive Growth Fund, the Income Fund, the Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Rotation Fund, respectively.

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor). The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2016, the Distributor received underwriter commissions of $71,279 for sales of Class A, Class C and Class U shares, of which $9,090 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Alaric Compliance Services (“Alaric”) provides compliance services to the Funds for which Alaric receives customary fees from the Funds.

(4)	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2016, the Defensive Growth Fund, Income Fund, Tactical Alpha Fund, Quantitative Strategies Fund, and Seasonal Rotation Fund assessed $8,257, $5, $52, $50, and $0, respectively, in redemption fees.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For the year ended June 30, 2016:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$194,255	$365,428	$—	$559,683
AmericaFirst Income Fund	618,606	—	790,229	1,408,835
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	418,828	—	—	418,828
AmericaFirst Seasonal Rotation Fund	80,998	—	—	80,998

For the year ended June 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$5,007,872	$761,552	$—	$5,769,424
AmericaFirst Income Fund	724,718	—	1,752,006	2,476,724
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	6,478,819	245,525	—	6,724,344
AmericaFirst Seasonal Rotation Fund	211,901	—	—	211,901

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits
AmericaFirst Defensive Growth Fund	$—	$47,928	$(772,064)	$—	$—	$(956,581)	$(1,680,717)
AmericaFirst Income Fund	—	—	(3,714,672)	(6,880,621)	—	156,020	(10,439,273)
AmericaFirst Tactical Alpha Fund	—	—	(80,457)	(5,791,717)	(30,790)	448,190	(5,454,774)
AmericaFirst Quantitative Strategies Fund	394,672	—	(1,574,063)	(7,214,994)	—	(1,322,744)	(9,717,129)
AmericaFirst Seasonal Rotation Fund	—	—	(625,459)	(729,527)	—	150,477	(1,204,509)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$18,664
AmericaFirst Income Fund	—
AmericaFirst Tactical Alpha Fund	80,457
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	6,999

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$753,400
AmericaFirst Income Fund	3,714,672
AmericaFirst Tactical Alpha Fund	—
AmericaFirst Quantitative Strategies Fund	1,574,063
AmericaFirst Seasonal Rotation Fund	618,460

At June 30, 2016, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—
AmericaFirst Income Fund	6,880,621	—	6,880,621
AmericaFirst Tactical Alpha Fund	4,703,226	1,088,491	5,791,717
AmericaFirst Quantitative Strategies Fund	6,005,483	1,209,511	7,214,994
AmericaFirst Seasonal Rotation Fund	728,994	533	729,527

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2016 as follows:

	Paid	Undistributed/Accumulated	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Loss
AmericaFirst Defensive Growth Fund	$43,605	$509,851	$(553,456)
AmericaFirst Income Fund	—	(103,485)	103,485
AmericaFirst Tactical Alpha Fund	(413,162)	435,524	(22,362)
AmericaFirst Quantitative Strategies Fund	—	141,090	(141,090)
AmericaFirst Seasonal Rotation Fund	(1,763)	4,485	(2,722)

(6)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(7)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

(8)	EXTRAORDINARY EXPENSES

Certain costs incurred by the Funds were deemed to be extraordinary for expense limitation agreement purposes and were not included in the amounts subject to advisory fee waiver or expense reimbursement pursuant to the agreement. Such fees relative to the Defensive Growth Fund, Income Fund, Tactical Alpha Fund, Quantitative Strategies Fund, and Seasonal Rotation Fund, amounted to $46,220, $10,457, $7,172, $16,882, and $6,225, respectively, for the six months ended December 31, 2016, and can be found on the Statements of Operations.

Renewal of the Investment Advisory Agreement between the AmericaFirst Quantitative Funds and the Adviser

At an in person meeting held on September 13, 2016, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the AmericaFirst Quantitative Funds (the “Trust”) and AmericaFirst Capital Management, LLC (the “Advisor”), with respect to the AmericaFirst Defensive Growth Fund (the “Defensive Growth Fund”), AmericaFirst Income Fund (the “Income Fund”), AmericaFirst Tactical Alpha Fund (the “Tactical Alpha Fund”), AmericaFirst Quantitative Strategies Fund (the “Quantitative Strategies Fund”) and AmericaFirst Seasonal Rotation Fund (the “Seasonal Rotation Fund” (each a “Fund” and together, the “Funds”). In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Advisor related to the Advisory Agreement with the Trust on behalf of the Funds, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a profitability analysis and current and projected assessments of financial condition, an overview of the personnel that perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Advisor has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser. The Trustees discussed mitigating factors that would tend to offset aspects of the financial strain under which the Advisor operates. The Trustees next considered that the Adviser’s Funds-related advisory fees net of the effect the expense limitation agreement and its financial plan should permit the Advisor sufficient monetary resources to continue to discharge its duties to the Funds.

The Trustees concluded that the Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Advisor to the Funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed a comparison of each Fund’s advisory fee and Class A total operating expense data as compared to class A shares of the peer group derived from the Morningstar category to which each Fund belonged based on categorically similar investment objectives and strategies. The Trustees noted that expenses of Class C, U and I shares of the Funds and any peer group would tend to differ by the amount of 12b-1 fees and would produce relatively similar comparative expense conclusions.

With respect to the Defensive Growth Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, the Morningstar Long/Short Equity category, and was not the highest and within a range of reasonable fees. The Trustees also considered the total annual operating expenses, and that its net expense ratio of 3.07% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and below average of reasonable expenses.

With respect to the Income Fund, the Trustees found that the Fund’s advisory fee of 1.25% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, and was at the high end of a range of reasonable fees. The Trustees also considered that the Advisor has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.69% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Tactical Alpha Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a blend of the Morningstar Moderate Allocation and Morningstar Absolute Return categories, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Advisor has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 3.75% (as measured by Class A Shares) and that the Advisor would be contractually lowering its advisory fee effective October 31, 2016 to 1.25%.

With respect to the Quantitative Strategies Fund, the Trustees found that the Fund’s advisory fee of 1.00% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Advisor has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.23% (as measured by Class A Shares) was only modestly higher than the mean of its peer universe and less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Seasonal Rotation Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a composite of six Morningstar categories that were selected to incorporate the Fund’s seasonal investment strategy, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Advisor has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.61% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s composite category average and within a range of reasonable expenses and that the Advisor would be contractually lowering its advisory fee effective October 31, 2016 to 1.25%.

The Trustees considered that the level of sophistication to be utilized by the Advisor in executing its investment strategies and concluded that the proposed contractual advisory fees to be paid to the Advisor with respect to each Fund was reasonable and acceptable in light of the quality of the services the Funds expected to continue to receive from the Adviser.

Performance. The Trustees next reviewed and considered the performance of each of the Funds as compared to each Fund’s respective broad based securities market index-based or peer group-based benchmarks.

With respect to the Defensive Growth Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (5.12)% for the one-year period ended June 30, 2016, 5.74% for the three-year period and 7.97% since the Fund’s inception on May 23, 2011.

The Trustees noted that by comparison, its Lipper Alternative Long/Short Equity Index returned for the one- and three-year periods as well as since-inception by (2.63)%, 2.07% and 2.28% respectively. It was noted that the Defensive Growth Fund has nearly quadrupled the cumulative returns of its peer benchmark since inception. The Trustees concluded that performance was satisfactory.

With respect to the Income Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (11.80)%, (3.51)%, and 0.29% for the one-year, three-year, and since-inception periods ended June 30, 2016. The Trustees noted that by comparison, the Morningstar Tactical Allocation Index returned (2.30)%, 2.32% and 4.77% respectively. It was noted that the Income Fund suffered an 11.80% loss due to poor performance from its Energy/MLP, Financial Services and Basic Materials stocks and bonds. The Trustees concluded that performance was satisfactory.

With respect to the Tactical Alpha Fund, the Trustees noted that the Fund (Class A Shares load waived) returned 1.37%, 8.51%, 3.31% and 3.85% for the one-year, three-year, five-year and since-inception periods ended June 30, 2016, respectively. It was noted that since its inception, the Tactical Alpha Fund has more than doubled its benchmark category returns. Trustees concluded that performance was satisfactory.

With respect to the Quantitative Strategies Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (8.64)%, 1.00% and 3.42% for the one-, three- and five-year periods ended June 30, 2016, respectively. The Trustees noted that by comparison, the Morningstar Tactical Allocation Index returned (2.30)%, 2.32% and 4.77% respectively. It was noted that the Quantitative Strategies Fund changed its name and investment objective on November 3, 2008, and since the change, the Fund had outperformed its benchmark substantially. The Trustees concluded that performance was satisfactory.

With respect to the Seasonal Rotation Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (0.42)% for the one-year period and 0.63% since-inception. The Trustees noted that by comparison, the Morningstar Tactical Allocation Index returned (2.30)% and 0.52% respectively, for the one-year and since-inception periods. The Trustees noted that the Seasonal Rotation Fund employs a “Seasonal” strategy to allocate assets between equity and fixed income securities. The Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November. The Trustees concluded that performance was satisfactory.

Economies of Scale. The Trustees considered whether the Advisor would realize economies of scale with respect to its management of the Funds. The Trustees reviewed and considered elements of an estimated profitability analysis and selected financial information of the Adviser. The goal as a Fund Complex, is to grow the asset base by 15% annually over the next five years. It was noted that this was a goal not a forecast. The Fund has earned a minimum of $30 million asset raise with each new fund it has released. At this point there was no consideration in a reduction in the advisory fees, but the issue of economies of scale would be revisited as Fund assets increase.

Profitability. The Trustees considered the Adviser’s historic profitability and whether these profits are reasonable in light of the services provided to the Funds and in light of the Fund’s projected growth. The Trustees reviewed a per-Fund profitability analysis provided by the

Adviser. The Trustees noted that the fees are reasonable and not excessively profitable to the Advisor as the gross margins are reasonable and net margins, taking into account the totality of the relationship with each Fund are lower than gross margins. The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship with each of the Funds is not excessive.

Conclusion. During the Board’s deliberations, including an executive session of only the Independent Trustees with outside counsel, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above, the Board approved the renewal of the Advisory Agreement.

AMERICAFIRST QUANTITATIVE FUNDS
Additional Information (Unaudited) (Continued)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER
AmericaFirst Capital Management, LLC
8150 Sierra College Blvd.
Suite 290
Roseville, CA 95661

ADMINISTRATOR
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/6/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/6/17